Document and Entity Information	3 Months Ended
	Mar. 31, 2012	May 10, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	COLE CREDIT PROPERTY TRUST IV, INC.
Entity Central Index Key	0001498547
Document Type	Other
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		996,694

Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 198,874	$ 200,000
Restricted cash	975,950	0
Total assets	1,174,824	200,000
LIABILITIES & STOCKHOLDER'S EQUITY
Accrued expenses	34,062	0
Escrowed investor proceeds	975,950	0
Total liabilities	1,010,012	0
Commitments and contingencies
STOCKHOLDER'S EQUITY
Preferred stock, $.01 par value, 10,000,000 shares authorized, none issued and outstanding
Common stock, $.01 par value; 490,000,000 shares authorized, 20,000 shares issued and outstanding	200	200
Capital in excess of par value	199,800	199,800
Accumulated deficit	(35,188)	0
Total stockholder's equity	164,812	200,000
Total liabilities and stockholder's equity	$ 1,174,824	$ 200,000

Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Condensed Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	490,000,000	490,000,000
Common stock, shares issued	20,000	20,000
Common stock, shares outstanding	20,000	20,000

Condensed Consolidated Statement of Operations (Unaudited) (USD $)	3 Months Ended
Mar. 31, 2012
Expenses:
General and administrative expenses	$ 35,188
Net loss	$ (35,188)
Weighted average number of common shares outstanding	20,000
Net loss per common share	$ (1.76)

Condensed Consolidated Statement of Stockholders Equity (Unaudited) (USD $)	Total	Common stock	Capital in Excess of Par Value	Accumulated Deficit
Beginning balance at Dec. 31, 2011	$ 200,000	$ 200	$ 199,800	$ 0
Beginning balance, shares at Dec. 31, 2011	20,000	20,000
Net loss	(35,188)			(35,188)
Ending balance at Mar. 31, 2012	$ 164,812	$ 200	$ 199,800	$ (35,188)
Ending balance, shares at Mar. 31, 2012	20,000	20,000

Condensed Consolidated Statement of Cash Flows (Unaudited) (USD $)	3 Months Ended
Mar. 31, 2012
Cash flows from operating activities
Net loss	$ (35,188)
Changes in assets and liabilities
Accrued expenses	34,062
Net cash used in operating activities	(1,126)
Cash flows from investing activities
Change in restricted cash	(975,950)
Net cash used in investing activities	(975,950)
Cash flows from financing activities
Change in escrowed investor proceeds	975,950
Net cash provided by financing activities	975,950
Net decrease in cash and cash equivalents	(1,126)
Cash and cash equivalents, beginning of period	200,000
Cash and cash equivalents, end of period	$ 198,874

Organization and Business	3 Months Ended
Mar. 31, 2012
Organization And Business [Abstract]
ORGANIZATION AND BUSINESS

Note 1 — ORGANIZATION AND BUSINESS

Cole Credit Property Trust IV, Inc. (the “Company”) was formed on July 27, 2010 and is a Maryland corporation that intends to qualify as a real estate investment trust (“REIT”) for federal income tax purposes beginning with the year ending December 31, 2012. The Company is the sole general partner of and owns a 99.9% partnership interest in Cole Operating Partnership IV, LP, a Delaware limited partnership (“CCPT IV OP”). Cole REIT Advisors IV, LLC (“CR IV Advisors”), the affiliated advisor to the Company, is the sole limited partner and owner of an insignificant noncontrolling partnership interest of 0.1% of CCPT IV OP. Substantially all of the Company’s business is conducted through CCPT IV OP.

On January 26, 2012, pursuant to a Registration Statement on Form S-11 filed under the Securities Act of 1933, as amended, the Company commenced its initial public offering on a “best efforts” basis of a minimum of 250,000 shares and a maximum of 250.0 million shares of its common stock at a price of $10.00 per share, and up to 50.0 million additional shares to be issued pursuant to a distribution reinvestment plan (the “DRIP”) under which the Company’s stockholders may elect to have distributions reinvested in additional shares of common stock at a price of $9.50 per share (the “Offering”). The Company intends to use substantially all of the net proceeds from the Offering to acquire and operate a diversified portfolio of core commercial real estate investments primarily consisting of necessity retail properties located throughout the United States, including U.S. protectorates. The Company expects that the retail properties primarily will be single-tenant properties and multi-tenant “power centers” anchored by large, creditworthy national or regional retailers. The Company expects that the retail properties typically will be subject to long-term triple net or double net leases, whereby the tenant will be obligated to pay for most of the expenses of maintaining the property. As of March 31, 2012, the Company has not acquired any properties.

Pursuant to the terms of the Offering, the Company is required to deposit all subscription proceeds in escrow pursuant to the terms of an escrow agreement with UMB Bank, N.A. (the “Escrow Agreement”) until the Company receives subscriptions aggregating at least $2.5 million, excluding subscriptions received from the Company’s advisor or its affiliates. As of March 31, 2012, the Company had $976,000 in investor proceeds held in escrow.

Subsequent to March 31, 2012, the Company satisfied certain conditions of the Escrow Agreement and on April 13, 2012, issued approximately 308,000 shares of the Company’s common stock in the Offering, resulting in gross proceeds of $3.1 million and commenced principal operations. In addition, the Company has special escrow provisions for residents of Pennsylvania and Tennessee which have not been satisfied as of May 10, 2012 and, therefore, the Company has not accepted subscriptions from residents of Pennsylvania and Tennessee.

Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2012
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation

The condensed consolidated unaudited financial statements of the Company have been prepared in accordance with the rules and regulations of the SEC, including the instructions to Form 10-Q and Article 10 of Regulation S-X, and do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the statements for the interim periods presented include all adjustments, which are of a normal and recurring nature, necessary to present a fair presentation of the results for such periods. Results for these interim periods are not necessarily indicative of full year results.

The accompanying condensed consolidated unaudited financial statements include the accounts of the Company and its wholly-owned subsidiary. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment in and Valuation of Real Estate and Related Assets

The Company will be required to make subjective assessments as to the useful lives of its depreciable assets. The Company will consider the period of future benefit of each respective asset to determine the appropriate useful life of the assets. Real estate assets will be stated at cost, less accumulated depreciation and amortization. Amounts capitalized to real estate and related assets will consist of construction and any tenant improvements, major improvements and betterments that extend the useful life of the real estate and related assets and leasing costs. All repairs and maintenance will be expensed as incurred.

Real estate assets, other than land, will be depreciated or amortized on a straight-line basis. The Company expects that the estimated useful lives of the Company’s assets by class will generally be as follows:

Building and capital improvements	40 years
Tenant improvements	Lesser of useful life or lease term
Intangible lease assets	Lesser of useful life or lease term

The Company will continually monitor events and changes in circumstances that could indicate that the carrying amounts of its real estate and related assets may not be recoverable. Impairment indicators that the Company will consider include, but are not limited to, bankruptcy or other credit concerns of a property’s major tenant, such as a history of late payments, rental concessions and other factors, a significant decrease in a property’s revenues due to lease terminations, vacancies, co-tenancy clauses, reduced lease rates or other circumstances. When indicators of potential impairment are present, the Company will assess the recoverability of the assets by determining whether the carrying value of the assets will be recovered through the undiscounted cash flows expected from the use of the assets and their eventual disposition. In the event that such expected undiscounted cash flows do not exceed the carrying value, the Company will adjust the real estate and related assets to their respective fair values and recognize an impairment loss. Generally fair value is determined using a discounted cash flow analysis and recent comparable sales transactions.

When developing estimates of expected future cash flows, the Company will make assumptions regarding future market rental income amounts subsequent to the expiration of current lease agreements, property operating expenses, terminal capitalization and discount rates, the expected number of months it takes to re-lease the property, required tenant improvements and the number of years the property will be held for investment. The use of alternative assumptions in the future cash flow analysis could result in a different determination of the property’s future cash flows and a different conclusion regarding the existence of an impairment, the extent of such loss, if any, as well as the fair value of the real estate and related assets.

When a real estate asset is identified as held for sale, the Company will cease depreciation and amortization of the assets related to the property and estimates the fair value, net of selling costs. If, in management’s opinion, the fair value, net of selling costs, of the asset is less than the carrying value of the asset, an adjustment to the carrying value would be recorded to reflect the estimated fair value of the property, net of selling costs.

Allocation of Purchase Price of Real Estate and Related Assets

Upon the acquisition of real properties, the Company will allocate the purchase price to acquired tangible assets, consisting of land, buildings and improvements, and identified intangible assets and liabilities, consisting of the value of above market and below market leases and the value of in-place leases, based in each case on their respective fair values. Acquisition related expenses will be expensed as incurred. The Company will utilize independent appraisals to assist in the determination of the fair values of the tangible assets of an acquired property (which includes land and building). The Company will obtain an independent appraisal for each real property acquisition. The information in the appraisal, along with any additional information available to the Company’s management, will be used in estimating the amount of the purchase price that will be allocated to land. Other information in the appraisal, such as building value and market rents, may be used by the Company’s management in estimating the allocation of purchase price to the building and to intangible lease assets and liabilities. The appraisal firm will have no involvement in management’s allocation decisions other than providing this market information.

The fair values of above market and below market lease values will be recorded based on the present value (using a discount rate which reflects the risks associated with the leases acquired) of the difference between (1) the contractual amounts to be paid pursuant to the in-place leases and (2) an estimate of fair market lease rates for the corresponding in-place leases, which will generally be obtained from independent appraisals, measured over a period equal to the remaining non-cancelable term of the lease including any bargain renewal periods, with respect to a below market lease. The above market and below market lease values will be capitalized as intangible lease assets or liabilities, respectively. Above market lease values will be amortized as a reduction of rental income over the remaining terms of the respective leases. Below market leases will be amortized as an increase to rental income over the remaining terms of the respective leases, including any bargain renewal periods. In considering whether or not the Company expects a tenant to execute a bargain renewal option, the Company will evaluate economic factors and certain qualitative factors at the time of acquisition, such as the financial strength of the tenant, remaining lease term, the tenant mix of the leased property, the Company’s relationship with the tenant and the availability of competing tenant space. If a lease were to be terminated prior to its stated expiration, all unamortized amounts of above market or below market lease values relating to that lease would be recorded as an adjustment to rental income.

The fair values of in-place leases will include estimates of direct costs associated with obtaining a new tenant and opportunity costs associated with lost rental and other property income, which are avoided by acquiring a property with an in-place lease. Direct costs associated with obtaining a new tenant will include commissions and other direct costs and will be estimated in part by utilizing information obtained from independent appraisals and management’s consideration of current market costs to execute a similar lease. The intangible values of opportunity costs, which will be calculated using the contractual amounts to be paid pursuant to the in-place leases over a market absorption period for a similar lease, will be capitalized as intangible lease assets and will be amortized to expense over the remaining term of the respective leases. If a lease were to be terminated prior to its stated expiration, all unamortized amounts of in-place lease assets relating to that lease would be expensed.

The Company will estimate the fair value of assumed mortgage notes payable based upon indications of current market pricing for similar types of debt financing with similar maturities. Assumed mortgage notes payable will initially be recorded at their estimated fair value as of the assumption date, and the difference between such estimated fair value and the mortgage note’s outstanding principal balance will be amortized to interest expense over the term of the respective mortgage note payable.

The determination of the fair values of the real estate and related assets and liabilities acquired will require the use of significant assumptions with regard to the current market rental rates, rental growth rates, capitalization and discount rates, interest rates and other variables. The use of alternative estimates may result in a different allocation of the Company’s purchase price, which could impact the Company’s results of operations.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturities when purchased of three months or less to be cash equivalents. The Company considers investments in highly liquid money market accounts to be cash equivalents.

Restricted Cash

Restricted cash as of March 31, 2012 consists of escrowed investor proceeds of $976,000 for which shares of common stock had not been issued.

Concentration of Credit Risk

As of March 31, 2012, the Company had no cash on deposit in excess of federally insured levels. The Company limits significant cash holdings to accounts held by financial institutions with high credit standing; therefore, the Company believes it is not exposed to any significant credit risk on its cash deposits.

Revenue Recognition

The Company expects that certain properties will have leases where minimum rental payments increase during the term of the lease. The Company will record rental income for the full term of each lease on a straight-line basis. When the Company acquires a property, the terms of existing leases will be considered to commence as of the acquisition date for the purposes of determining this calculation. The Company will defer the recognition of contingent rental income, such as percentage rents, until the specific target that triggers the contingent rental income is achieved.

Income Taxes

The Company intends to qualify and make an election to be taxed as a REIT for federal income tax purposes under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended, commencing with its taxable year ending December 31, 2012. If the Company qualifies for taxation as a REIT, the Company generally will not be subject to federal corporate income tax to the extent it distributes its taxable income to its stockholders, and so long as it distributes at least 90% of its annual taxable income (computed without regard to the dividends paid deduction and excluding net capital gains). REITs are subject to a number of other organizational and operational requirements. Even if the Company qualifies for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.

Offering and Related Costs

CR IV Advisors funds all of the organization and offering costs on the Company’s behalf and may be reimbursed for such costs up to 2.0% of gross proceeds from the Offering, excluding selling commissions and the dealer manager fees of 7.0% and 2.0%, respectively. As of March 31, 2012, CR IV Advisors had incurred $1.1 million of costs related to the organization of the Company and the Offering. These costs are not included in the financial statements of the Company as of March 31, 2012 because such costs were not a liability of the Company as subscriptions for the minimum number of shares of common stock were not received and accepted by the Company. This amount will become payable to CR IV Advisors as the Company raises additional proceeds in the Offering. When recorded by the Company, organization costs will be expensed as incurred and the offering costs, which include items such as legal and accounting fees, marketing and personnel, promotional and printing costs, will be recorded as a reduction of capital in excess of par value along with selling commissions and dealer manager fees in the period in which they become payable.

Stockholder’s Equity

As of March 31, 2012, the Company was authorized to issue 490.0 million shares of common stock and 10.0 million shares of preferred stock. All shares of such stock have a par value of $0.01 per share. On August 11, 2010, the Company sold 20,000 shares of common stock, at $10.00 per share, to Cole Holdings Corporation, the indirect owner of the Company’s advisor and dealer-manager. The Company’s board of directors may amend the charter to authorize the issuance of additional shares of capital stock without obtaining shareholder approval. The par value of investor proceeds raised from the Offering will be classified as common stock, with the remainder allocated to capital in excess of par value.

Distributions Payable and Distribution Policy

In order to qualify and maintain its status as a REIT, the Company is required to, among other things, make distributions each taxable year equal to at least 90% of its taxable income (computed without regard to the dividends paid deduction and excluding net capital gains). To the extent that funds are available, the Company intends to pay regular distributions to stockholders. Distributions are paid to stockholders of record as of applicable record dates. The Company has not yet elected, and has not yet qualified, to be taxed as a REIT.

The Company’s board of directors authorized a daily distribution, based on 366 days in the calendar year, of $0.001707848 per share for stockholders of record as of the close of business on each day of the period commencing April 14, 2012, the first day following the release from escrow of the subscription proceeds received in the Offering, and ending on June 30, 2012. As of March 31, 2012, the requirements of the Escrow Agreement had not been met and the Company had no distributions payable.

Redeemable Common Stock

Under the Company’s share redemption program, the Company’s requirement to redeem its shares is limited to the net proceeds received by the Company from the sale of shares under the DRIP, net of shares redeemed to date. As of March 31, 2012 and December 31, 2011, the Company had not issued shares of common stock under the DRIP and had not redeemed any shares. Changes in the amount of redeemable common stock from period to period are recorded as an adjustment to capital in excess of par value.

New Accounting Pronouncements

In June 2011, the U.S. Financial Accounting Standards Board issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 requires the presentation of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. ASU 2011-05 became effective for the Company beginning January 1, 2012. The adoption of ASU 2011-05 did not have a material effect on the Company’s consolidated financial statements or disclosures, because the Company’s net loss equals its comprehensive loss.

Fair Value Measurement	3 Months Ended
Mar. 31, 2012
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 3 — FAIR VALUE MEASUREMENTS

GAAP defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements. GAAP emphasizes that fair value is intended to be a market-based measurement, as opposed to a transaction-specific measurement.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, various techniques and assumptions can be used to estimate the fair value. Assets and liabilities are measured using inputs from three levels of the fair value hierarchy, as follows:

Level 1 – Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. An active market is defined as a market in which transactions for the assets or liabilities occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 – Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active (markets with few transactions), inputs other than quoted prices that are observable for the asset or liability (i.e. interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data correlation or other means (market corroborated inputs).

Level 3 – Unobservable inputs, which are only used to the extent that observable inputs are not available, reflect the Company’s assumptions about the pricing of an asset or liability.

The following describes the methods the Company uses to estimate the fair value of the Company’s financial assets and liabilities:

Cash and cash equivalents, restricted cash, and accrued expenses – The Company considers the carrying values of these financial assets and liabilities to approximate fair value because of the short period of time between their origination and their expected realization.

Commitments and Contingencies	3 Months Ended
Mar. 31, 2012
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 4 — COMMITMENTS AND CONTINGENCIES

Litigation

In the ordinary course of business, the Company may become subject to litigation or claims. The Company is not aware of any pending legal proceedings of which the outcome is reasonably possible to have a material effect on its results of operations, financial condition or liquidity.

Environmental Matters

In connection with the ownership and operation of real estate, the Company potentially may be liable for costs and damages related to environmental matters. In addition, the Company may acquire certain properties that are subject to environmental remediation. The Company intends to carry environmental liability insurance on its properties that will provide limited coverage for remediation liability and pollution liability for third-party bodily injury and property damage claims. The Company is not aware of any environmental matters which it believes will have a material effect on its results of operations, financial condition or liquidity.

Related Party Transaction and Arrangements	3 Months Ended
Mar. 31, 2012
Related Party Transaction and Arrangements [Abstract]
RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS

NOTE 5 — RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS

Certain affiliates of the Company will receive fees and compensation in connection with the Offering, and the acquisition, management and sale of assets of the Company; however, there were no transactions which resulted in related party fees to be incurred during the three months ended March 31, 2012.

Offering

Cole Capital Corporation (“Cole Capital”), the Company’s dealer-manager, which is affiliated with our advisor, will receive a selling commission of up to 7.0% of gross offering proceeds before reallowance of commissions earned by participating broker-dealers. Cole Capital intends to reallow 100% of selling commissions earned to participating broker-dealers. In addition, Cole Capital will receive up to 2.0% of gross offering proceeds before reallowance to participating broker-dealers as a dealer-manager fee in connection with the Offering. Cole Capital, in its sole discretion, may reallow all or a portion of its dealer-manager fee to such participating broker-dealers.

All other organization and offering expenses associated with the sale of the Company’s common stock (excluding selling commissions and the dealer-manager fee) are paid by CR IV Advisors or its affiliates and could be reimbursed by the Company up to 2.0% of aggregate gross offering proceeds. A portion of the other organization and offering expenses may be underwriting compensation. As of March 31, 2012, CR IV Advisors had paid organization and offering costs of $1.1 million in connection with the Offering. These costs were not included in the financial statements of the Company as of March 31, 2012 because such costs were not a liability of the Company as subscriptions for the minimum number of shares of common stock were not received and accepted by the Company. This amount will become payable to CR IV Advisors as the Company continues to raise additional proceeds in the Offering.

Acquisitions and Operations

CR IV Advisors or its affiliates will receive acquisition fees of up to 2.0% of: (1) the contract purchase price of each property or asset the Company acquires; (2) the amount paid in respect of the development, construction or improvement of each asset the Company acquires; (3) the purchase price of any loan the Company acquires; and (4) the principal amount of any loan the Company originates. Additionally, CR IV Advisors or its affiliates will be reimbursed for acquisition expenses incurred in the process of acquiring properties, so long as the total acquisition fees and expenses relating to the transaction does not exceed 6.0% of the contract purchase price.

The Company will pay CR IV Advisors a monthly advisory fee based upon the Company’s monthly average invested assets, which is equal to the following amounts: (1) an annualized rate of 0.75% will be paid on the Company’s average invested assets that are between $0 to $2.0 billion; (2) an annualized rate of 0.70% will be paid on the Company’s average invested assets that are between $2.0 billion to $4.0 billion; and (3) an annualized rate of 0.65% will be paid on the Company’s average invested assets that are over $4.0 billion.

The Company will reimburse CR IV Advisors for the expenses it paid or incurred in connection with the services provided to the Company, subject to the limitation that the Company will not reimburse for any amount by which its operating expenses (including the advisory fee) at the end of the four preceding fiscal quarters exceeds the greater of: (1) 2.0% of average invested assets, or (2) 25.0% of net income other than any additions to reserves for depreciation, bad debts or other similar non-cash reserves and excluding any gain from the sale of assets for that period. The Company will not reimburse for personnel costs in connection with services for which CR IV Advisors receives acquisition fees or disposition fees.

Liquidation/Listing

If CR IV Advisors or its affiliates provides a substantial amount of services (as determined by a majority of the Company’s independent directors) in connection with the sale of properties, the Company will pay CR IV Advisors or its affiliate a disposition fee in an amount equal to up to one-half of the brokerage commission paid on the sale of property, not to exceed 1.0% of the contract price of the property sold; provided, however, in no event may the disposition fee paid to CR IV Advisors or its affiliates, when added to the real estate commissions paid to unaffiliated third parties, exceed the lesser of the customary competitive real estate commission or an amount equal to 6.0% of the contract sales price.

If the Company is sold or its assets are liquidated, CR IV Advisors will be entitled to receive a subordinated performance fee equal to 15.0% of the net sale proceeds remaining after investors have received a return of their net capital invested and an 8.0% annual cumulative, non-compounded return. Alternatively, if the Company’s shares are listed on a national securities exchange, CR IV Advisors will be entitled to a subordinated performance fee equal to 15.0% of the amount by which the market value of the Company’s outstanding stock plus all distributions paid by the Company prior to listing, exceeds the sum of the total amount of capital raised from investors and the amount of distributions necessary to generate an 8.0% annual cumulative, non-compounded return to investors. As an additional alternative, upon termination of the advisory agreement, CR IV Advisors may be entitled to a subordinated performance fee similar to that to which CR IV Advisors would have been entitled had the portfolio been liquidated (based on an independent appraised value of the portfolio) on the date of termination.

Economic Dependency	3 Months Ended
Mar. 31, 2012
Economic Dependency [Abstract]
ECONOMIC DEPENDENCY

NOTE 6 — ECONOMIC DEPENDENCY

Under various agreements, the Company has engaged or will engage CR IV Advisors and its affiliates to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, the sale of shares of the Company’s common stock available for issuance, as well as other administrative responsibilities for the Company including accounting services and investor relations. As a result of these relationships, the Company is dependent upon CR IV Advisors and its affiliates. In the event that these companies are unable to provide the Company with these services, the Company would be required to find alternative providers of these services.

Subsequent Events	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 — SUBSEQUENT EVENTS

Status of the Offering

On April 13, 2012, the Company satisfied the conditions of the Escrow Agreement and issued approximately 308,000 shares of the Company’s common stock in the offering, resulting in gross proceeds of $3.1 million to the Company. Upon satisfaction of the conditions of the Escrow Agreement, the Company commenced its principal operations.

As of May 10, 2012, the Company had accepted investors’ subscriptions for, and issued, approximately 976,000 shares of its common stock in the Offering, resulting in gross proceeds to the Company of $9.7 million. In addition, the Company has special escrow provisions for residents of Pennsylvania and Tennessee which have not been satisfied as of May 10, 2012 and, therefore, the Company has not accepted subscriptions from residents of Pennsylvania and Tennessee.

Credit Facility and Series C Loan

Subsequent to March 31, 2012, the Company entered into a revolving bank credit facility (the “Credit Facility”) and a subordinate revolving line of credit with Series C, LLC (“Series C”), an affiliate of the Company’s advisor (the “Series C Loan”). The Credit Facility allows the Company to borrow up to $50.0 million in revolving loans. The Series C Loan has been approved by a majority of the directors (including a majority of the independent directors) not otherwise interested in the transaction as fair, competitive and commercially reasonable and no less favorable to the Company than a comparable loan between unaffiliated parties under the same circumstances. As of May 10, 2012, the borrowing base under the Credit Facility based on the underlying collateral pool for qualified properties and amount outstanding under the Credit Facility was $21.0 million. The Series C Loan allows the Company to borrow up to $10.0 million in revolving loans. As of May 10, 2012, we had $4.7 million outstanding under the Series C Loan.

Investment in Real Estate Assets

Subsequent to March 31, 2012, the Company acquired a 100% interest in nine commercial real estate properties, including two properties acquired from Series C, for an aggregate purchase price of $30.6 million. A majority of the Company’s board of directors (including a majority of the Company’s independent directors) approved the two related party acquisitions as being fair and reasonable to the Company, and determined that the cost to the Company of each property was equal to its cost to Series C (including acquisition related expenses). In addition, the purchase price of each property, exclusive of closing costs, was less than its current appraised value, as determined by an independent third party appraiser. The acquisitions were funded with net proceeds of the Offering and with borrowings from the Credit Facility and the Series C Loan. The Company has not completed its initial purchase price allocations with respect to these properties. Acquisition related expenses totaling $764,000 were expensed as incurred.